Document and Entity Information	Dec. 09, 2022
Cover [Abstract]
Entity Registrant Name	Chefs' Warehouse, Inc.
Amendment Flag	false
Entity Central Index Key	0001517175
Document Type	8-K
Document Period End Date	Dec. 09, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35249
Entity Tax Identification Number	20-3031526
Entity Address, Address Line One	100 East Ridge Road
Entity Address, City or Town	Ridgefield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06877
City Area Code	(203)
Local Phone Number	894-1345
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CHEF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false